FAIR VALUE MEASUREMENTS - Summary Of Change In The Level 3 Warrant Liability (Details) - Warrant [Member] - Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 240	$ 720
Change in fair value of warrants liability	(149)	(245)
Reclassification of warrants liability to equity	0	(8)
Balance	$ 91	$ 467